Summary of Significant Accounting Policies (Details) - Schedule of non controlling interests - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Summary of Significant Accounting Policies (Details) - Schedule of non controlling interests [Line Items]
Noncontrolling interest	$ (631,327)	$ (1,291,912)
Beijing Synergetic [Member]
Summary of Significant Accounting Policies (Details) - Schedule of non controlling interests [Line Items]
Noncontrolling interest	(224,928)	17,116
Beijing Ruchang [Member]
Summary of Significant Accounting Policies (Details) - Schedule of non controlling interests [Line Items]
Noncontrolling interest		(271,390)
Beijing Jiahe [Member]
Summary of Significant Accounting Policies (Details) - Schedule of non controlling interests [Line Items]
Noncontrolling interest	$ (406,399)	(277,245)
Shanghai Shengshi [Member]
Summary of Significant Accounting Policies (Details) - Schedule of non controlling interests [Line Items]
Noncontrolling interest		(275,855)
Beijing Shanying [Member]
Summary of Significant Accounting Policies (Details) - Schedule of non controlling interests [Line Items]
Noncontrolling interest		(160,643)
Beijing Haidai [Member]
Summary of Significant Accounting Policies (Details) - Schedule of non controlling interests [Line Items]
Noncontrolling interest		$ (323,893)